Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
Quarterly Financial Data—(in thousands)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2012:
Revenues	$130,731	$129,928	$129,751	$133,474
Income from operations	108,328	106,493	102,693	109,854
Net income	64,074	63,335	59,525	25,871

Year ended December 31, 2011:
Revenues	$133,841	$131,118	$132,038	$136,615
Income from operations	111,476	109,912	109,766	113,465
Net income	68,125	66,100	65,753	68,936